PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Gross property and equipment	$ 25,084	$ 24,256	$ 10,210
Less accumulated depreciation	9,693	8,011	3,915
Total property and equipment	15,391	16,245	6,295
Other Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross property and equipment	24,067	23,271	10,067
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross property and equipment	826	799	117
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross property and equipment	$ 191	$ 186	$ 26